Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jul. 19, 2016
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
CIK	dei_EntityCentralIndexKey	0000810573
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 19, 2016
Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016